Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Supplemental Information Related To Operating Leases

December 31, 2020
RMB
Operating lease ROU assets	4,282

Operating lease liabilities-non-current	(587)
Operating lease liabilities-current	(3,709)

Total operating lease liabilities	(4,296)

Weighted average remaining lease term	1.3 years
Weighted average discount rate	7.0%

Summary of Lease, Cost
Operating lease cost was RMB8.9 million for the year ended December 31, 2020. For the year ended December 31, 2020, no lease cost was capitalized. Supplemental cash flow information related to operating leases was as follows:

December 31, 2020
RMB
Cash paid for operating leases	8,867
Right-of-use assets obtained in exchange for operating lease liabilities	12,851

Summary of Lessee, Operating Lease, Liability, Maturity
A summary of maturity of operating lease liabilities under the Group’s non-cancellable
operating leases as of December 31, 2020 is as follows:

December 31, 2020
RMB
2021	3,854
2022	409
2023	239

Total lease payment	4,502
Less: interest	(206)

Present value of operating lease liability	4,296